Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 2,797,288	$ 2,805,839	$ 2,595,777
Ireland
Segment Reporting Information [Line Items]
Revenue	1,181,292	1,252,834	1,066,200
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	416,884	388,916	379,883
U.S.
Segment Reporting Information [Line Items]
Revenue	925,563	892,497	894,978
Other
Segment Reporting Information [Line Items]
Revenue	$ 273,549	$ 271,592	$ 254,716